Financial Instruments - Summary of Financial Derivative Transactions Recorded at Fair Value Through Profit or Loss Resulted in the Recognition of Assets and Liabilities (Detail) - CLP ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Current Assets	$ 46,128	$ 1,014,802
Current Liabilities	640	4,948,441
Non Current assets	0	20,382
Non-hedging derivative instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Current Assets	46,128	1,014,802
Current Liabilities	$ 640	4,948,441
Non Current assets		$ 20,382